Fair Value Measurement	9 Months Ended
Sep. 30, 2012
Fair Value Measurement

5. FAIR VALUE MEASUREMENT

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurement: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Inputs, other than quoted prices, which are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured or disclosed at fair value

In accordance with ASC 820-10, the Company measures cash equivalents and available-for-sale securities at fair value on a recurring basis. Cash equivalents are valued using quoted market prices. The fair value of available-for-sale securities and held-to-maturity securities as disclosed is determined based on the discounted cash flow model using the discount curve of market interest rates.

The Company measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

Assets measured or disclosed at fair value are summarized below:

	Fair value measurements at December 31, 2011 using			Total fair value at December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Cash equivalents:
Time deposits	2,419,726	—	—	2,419,726
Money market fund	192,324	—	—	192,324
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	9,834,275	—	9,834,275
Adjustable-rate investments	—	100,027	—	100,027
Available-for-sale securities
Adjustable-rate investments	—	102,682	—	102,682

	2,612,050	10,036,984	—	12,649,034

As of December 31, 2011, certain cost and equity method investments, goodwill and intangible assets were measured using significant unobservable inputs (Level 3) and written down from their carrying value to fair value of nil, with impairment charges incurred and included in earnings.

	Fair value measurements at September 30, 2012 using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at September 30, 2012
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
Time deposits	538,892	—	—	538,892	85,745
Money market fund	141,929	—	—	141,929	22,583
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	14,519,093	—	14,519,093	2,310,192
Adjustable-rate investments	—	871,872	—	871,872	138,727
Available-for-sale securities
Fixed-rate investments	—	250,040	—	250,040	39,785
Adjustable-rate investments	—	3,088,156	—	3,088,156	491,369
Long-term investments:
Fixed-rate held-to-maturity investments	—	506,930	—	506,930	80,660

	680,821	19,236,091	—	19,916,912	3,169,061